Consolidated Balance Sheet (Parenthetical) - shares	Dec. 31, 2018	Dec. 31, 2017
Statement of financial position [abstract]
Ordinary Shares Issued	31,839,572	29,420,785
Ordinary Shares Outstanding	31,558,536	29,101,107
Treasury Stock shares	281,036	319,678